CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (4,640)	$ (5,302)	$ (10,062)	$ (9,694)
SALES AND MARKETING EXPENSES	(182)	(226)	(357)	(482)
GENERAL AND ADMINISTRATIVE EXPENSES	(744)	(949)	(1,987)	(1,879)
OPERATING LOSS	(5,566)	(6,477)	(12,406)	(12,055)
NON-OPERATING INCOME (EXPENSES), NET	(843)	1,261	(374)	921
FINANCIAL INCOME	35	171	175	381
FINANCIAL EXPENSES	(396)	(440)	(810)	(887)
NET LOSS AND COMPREHENSIVE LOSS	$ (6,770)	$ (5,485)	$ (13,415)	$ (11,640)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.04)	$ (0.07)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	220,317,889	145,461,598	198,277,447	139,270,178